SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Going concern

(b)          Going concern

The Group  has a history of operating losses and negative operating cash flows and has negative working capital of $55,193 as of December 31, 2020.These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The Group plans to restructure their business by selling the air travel media network business to its CEO, Mr. Man Guo, and then focus on cryptocurrency mining. The sale of the air travel media network business has not been determined as of the date of the issuance of these financial statements. The Group issued 23,876,308 ordinary shares to purchase computer servers valued at $2,531 on December 30, 2020. These computer servers were placed in service in January 2021.  On February 4, 2021, the Group issued 28,412,806 ordinary shares to purchase additional computer servers valued at $5,540. These computer servers were placed in service in April 2021.

As a result, management prepared the consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of consolidation

(c)         Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

(d)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment, impairment of long-term investments, impairment of long-lived assets, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties

(e)          Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: net losses in the past and futures; failure in launching new business; a significant or prolonged economic downturn; contraction in the air travel advertising industry in China; competition from other competitors; regulatory or other PRC related factors; fluctuations in the demand for air travel; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the industry.

Fair value

(f)         Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments

(g)          Fair value of financial instruments

The Group’s financial instruments include cash, accounts receivable, amount due from related parties, amount due to related parties and accounts payable. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2019 and 2020.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include equity investment and long-lived assets based on level 2 or 3 inputs.

Cash and cash equivalents

(h)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash

(i)          Restricted cash

Restricted cash consists of certificates of deposits pledged for loans from third parties. As of December 31, 2020, the pledged amount was $15,326 and $1 for a litigation matter as disclosed in Note 19 (b). The pledged amount for certificated deposits of $15,326 was financed from proceeds received from two third parties under a short-term loan arrangement. In March 2021 the Company repaid $7,663 to one of the third parties.

Property and equipment, net

(j)          Property and equipment , net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3‑5 years
Vehicle	5 years
Software	5 years
Office property	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Costs of repairs and maintenance are expensed as incurred and asset improvements that extend the useful life are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement. When property and equipment are retired or otherwise disposed of the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Impairment of long-lived assets

(k)          Impairment of long-lived assets

Long-lived assets held and used by the Group are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Group makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Group’s business strategy and its forecasts for specific market expansion.

As of December 31, 2020, the net carrying amount of long-lived assets consisted of right of use asset of $683 and property and equipment of $12,883. The property and equipment mainly included office building located in the center of Beijing of $10,246, leasehold improvement of $624, digital display network equipment of $740, and office equipment and furniture of $1,273.

Long-term investments

(l)          Long-term investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Equity investments without readily determinable fair values

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Group reviews the equity investments  without readily determinable fair values for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. All equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For equity investments that do not have readily determinable fair values the Group measures the equity investment at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group.

Impairment for long-term investments

The Group assesses its long-term investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

Leases

(m)          Leases

In February 2016, the Financial Accounting Standards Board (the "FASB") issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Group has adopted the Topic 842 on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Group leases its offices, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Group recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2020.

The Group's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Revenue recognition

(n)          Revenue recognition

On January 1, 2018, the Group adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit as of January 1, 2018.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s contract with customers do not include multiple performance obligations, significant financing component and any variable consideration.

The Group is a principal as it controls the specified good or service before that good or service is transferred to a customer. The Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service.

Generally, the Group recognizes revenue under ASC Topic 606 for each type of its performance obligation either over time (generally, the transfer of a service) or at a point in time (generally, the transfer of content) as follows:

The Group’s revenues are mainly derived from selling advertising time slots on the Group’s advertising networks. For the years ended December 31, 2018, 2019 and 2020, the advertising revenues were generated from air travel media network including digital TV screens on airlines, gas station media network and other media network such as on-train and on long-haul bus Wi-Fi.

Revenue by service categories

	For the years ended December 31,
	2018	2019	2020
Revenues from operations:
Air Travel Media Network	$22,212	$25,954	$23,474
Gas Station Media Network	413	—	—
Other Media	2,151	271	72
	$24,776	$26,225	$23,546

Air Travel Media Network: Revenues are generated from advertising and programming on airplanes. There are also other revenues from the display of media content in airports.

For the advertising business, the Group typically signs standard contracts with its advertising clients, who require the Group to run the client's advertisements for a fixed fee on airlines the Group's contracts with for a specified time period.  The Group recognizes advertising revenues ratably over the service period for which the advertisements are displayed, so long as collection remains probable.

The Group also generates revenue from programs that are run on airlines for a period of time.  The Group signs standard contracts with the customer who has the copyright of movies or TV programs and requires the Group to play the program for a fixed fee on airlines for a specified time The Group recognizes program display revenues ratably over the performance period for which the program is played, so long as collection remains probable.

Gas Station Media Network: Through gas station media network, the Group sells advertising time slots through digital TV screens in gas stations. The Group signs fixed fee contracts with the end customers or agencies to run an advertisement for a specified period at specified gas stations. The revenue is recognized on a straight-line basis over the period the advertisement is displayed. This business was ceased in 2018 and no revenue was generated subsequent to 2018.

Other Media: Through other media network such as on-train and on long-haul bus Wi-Fi network and self-owned and third parties’ public accounts, the Group provides Wechat public account promotion and advertising and promotion articles publishing services. For the public account promotion business, the passengers in the trains could connect to Wi-Fi for free via the Group's Wi-Fi equipment after registered as a member to that public account as a follower in WeChat. The Group charges a fix rate per new member and collects service fee from the client who owns the public accounts.

For the advertising and promotion articles publishing business, the group has developed a public accounts pool which have already accumulated hundreds and thousands of registered users (there are both self-owned and third parties’ public accounts). Wechat public account promotion through on long-haul bus Wi-Fi network and on-train Wi-Fi network was ceased in 2018 and 2019, respectively, and no revenue was generated from Wechat public account promotion through Wi-Fi network in following years. The Group still generated immaterial revenue in other self-owned and third parties' public accounts.

Deferred revenue

Prepayments from customers for advertising service are deferred when corresponding performance obligation is not satisfied and recognized as revenue when the advertising services are rendered. The balance of deferred revenue as of December 31, 2020 is $2,589, the majority of which is $1,735 for the unsatisfied performance obligation with two customers with contracts amount of $1,839.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. In 2019, the Group provided advertising time slots and locations to SINOPEC Yijie Sales Co., Ltd. (“Yijie”) as a part of settlement of the concession fee due to Yijie and recognized revenue of $792. In addition, the Group provided gas station display network equipment to settle the concession fee of $3,678 due to Yijie.

In 2019 the Group also entered into a contract with Beijing Kingsoft Co., Ltd.(“Kingsoft”) to provide advertising services in exchange for office software and recognized revenue of $431. As of December 31, 2019, the Group has received the office software and accounted it as property and equipment, while a deferred revenue was accrued in the meantime as the agreed advertising services has not been provided. As of December 31, 2020, the advertising services have not been provided as Kingsoft did not require the advertising service considering the low efficiency of advertisement due to the impact from COVID-19. No direct costs are attributable to the revenues. There were no revenue recognized for nonmonetary transactions for the years ended December 31, 2018 and 2020.

Value Added Tax ("VAT")

(o)          Value Added Tax ("VAT")

The Company’s PRC subsidiaries are subject to value-added taxes at a rate of 6% on revenues and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account as input VAT receivable or other taxes payable. The Group’s gross revenue is presented net of VAT. As of December 31, 2020, the Group assessed the recoverability of estimated input VAT that was generated in prior year and recognized a cost of non-deductible input VAT that was generated in prior years of $1,318 for the year ended December 31, 2020.

Concession fees

(p)          Concession fees

The Group enters concession right agreements with vendors such as airlines and railway bureaus, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airlines and railway bureaus are fixed with escalation, which means a fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three to five years.

Agency fees and Advertisement Publishing Fees

(q)          Agency fees and Advertisement Publishing Fees

The Group pays fees to advertising agencies for identifying and introducing advertisers to the Group and assisting in advertisement publishing based on a certain percentage of revenues made through the advertisement agencies upon receipt of payment from advertisers. The agency fees and advertisement publishing fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertisement is displayed. Prepaid and accrued agency fees and advertisement publishing fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided.

Advertising costs

(r)          Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $623,  $622 and $201 for the years ended December 31, 2018, 2019 and 2020, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation

(s)          Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company’s other subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes

(t)          Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax expense. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2020, the Group had no uncertain tax positions that if recognized would affect the annual effective tax rate.

The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination. As of December 31, 2020, tax years 2016 to present are subject to examination by the tax authorities.

Share-based payments

(u)          Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options on the measurement date as of each reporting date and recognized as expense over the requisite service periods on a straight-line method subject to adjustments in fair value, with a corresponding impact reflected in additional paid-in capital.

Comprehensive (loss) income

(v)          Comprehensive (loss) income

Comprehensive (loss) income includes net loss and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2018, 2019 and 2020 in the consolidated statements of comprehensive (loss) income.

Allowance of doubtful accounts

(w)          Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally does not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amounts of receivables ultimately not collected by the Group have generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients’ financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

Concentration of credit risk

(x)          Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China. For the years ended December 31, 2019 and 2020, there are four and two customers accounting for 10% or more of total revenue, respectively. As of December 31, 2019 and 2020, there are one and three customer accounting for 10% or more of total accounts receivables, respectively.

Net income(loss) per share

(y)          Net income(loss) per share

Basic net income/loss per share are computed by dividing net income(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income(loss) reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net income(loss) per share computation are excluded in periods of losses, as their effect would be anti-dilutive.

Recent issued accounting standards

(z)       Recent issued accounting standards

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. The Group meet the definition of “Smaller Reporting Company” as defined by the SEC. For all other entities (including Smaller Reporting Company), the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Group does not expect the adoption of these amendments to have a material impact on the consolidated financial position and results of operations.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a material impact on the Group’s consolidated results of operations or financial position.